UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
               --------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: June 30, 2011
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 99.5%
             BELGIUM -- 3.8%
     12,196  Belgacom S.A.                       $    434,990
                                                 ------------

             BERMUDA -- 4.6%
     83,055  Catlin Group Ltd.                        535,998
                                                 ------------

             FRANCE -- 10.1%
     23,441  France Telecom S.A.                      498,510
      9,851  SCOR SE                                  279,996
      1,657  Unibail-Rodamco SE                       383,144
                                                 ------------
                                                    1,161,650
                                                 ------------
             GERMANY -- 11.8%
     26,774  Deutsche Telekom AG                      419,909
     11,455  E. ON AG                                 325,337
      1,828  Muenchener Rueckversicherungs-
                Gesellschaft AG                       279,536
      6,694  RWE AG                                   341,651
                                                 ------------
                                                    1,366,433
                                                 ------------

             IRELAND -- 2.2%
     11,560  CRH PLC                                  255,983
                                                 ------------

             ITALY -- 6.2%
     56,674  Enel S.p.A                               370,167
     59,355  Snam Rete Gas S.p.A                      351,527
                                                 ------------
                                                      721,694
                                                 ------------
             NETHERLANDS -- 5.3%
     25,766  Koninklijke (Royal) KPN N.V.             374,769
     10,908  Wolters Kluwer N.V.                      241,704
                                                 ------------
                                                      616,473
                                                 ------------
             NORWAY -- 2.0%
      9,111  StatoilHydro ASA                         230,682
                                                 ------------

             SPAIN -- 4.7%
     46,640  Banco Santander S.A.                     538,580
                                                 ------------

             SWEDEN -- 2.0%
     11,997  Ratos AB                                 230,449
                                                 ------------

             SWITZERLAND -- 8.5%
      2,117  Baloise Holding AG                       218,436
        698  Swisscom AG                              320,046
      1,738  Zurich Financial Services AG             439,487
                                                 ------------
                                                      977,969
                                                 ------------

             UNITED KINGDOM -- 38.3%
     65,150  Amlin PLC                                424,630
      8,245  AstraZeneca PLC                          411,277
     54,488  Carillion PLC                            328,903
     21,469  GlaxoSmithKline PLC                      459,654
    145,426  Man Group PLC                            553,163
     32,260  Provident Financial PLC                  498,602
    219,981  RSA Insurance Group PLC                  476,278
     22,789  Scottish & Southern Energy PLC           509,494
     45,671  United Utilities PLC                     439,067


SHARES       DESCRIPTION                              VALUE
-------------------------------------------------------------
             UNITED KINGDOM (Continued)
    124,046  Vodafone Group PLC                  $    329,093
                                                 ------------
                                                    4,430,161
                                                 ------------
             TOTAL COMMON STOCKS -- 99.5%
              (Cost $10,931,437)                   11,501,062

             MONEY MARKET FUND -- 1.7%
    194,081  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                               194,081
              (Cost $194,081)                    ------------


             TOTAL INVESTMENTS -- 101.2%           11,695,143
              (Cost $11,125,518) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (1.2)%                  (144,069)
                                                 ------------
             NET ASSETS -- 100.0%                $ 11,551,074
                                                 ============



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Represents annualized 7-day yield at June 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $873,758 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $304,133.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $11,501,062      $--            $--
Money Market Fund         194,081       --             --
                    -----------------------------------------
Total Investments     $11,695,143      $--            $--
                    =========================================

* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

JUNE 30, 2011 (UNAUDITED)


                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Insurance                                   23.0%
Diversified Telecommunication
     Services                               17.7
Electric Utilities                          10.4
Pharmaceuticals                              7.6
Capital Markets                              6.8
Commercial Banks                             4.7
Consumer Finance                             4.3
Water Utilities                              3.8
Real Estate Investment Trusts                3.3
Gas Utilities                                3.0
Multi-Utilities                              3.0
Construction & Engineering                   2.8
Wireless Telecommunication
     Services                                2.8
Construction Materials                       2.2
Media                                        2.1
Oil, Gas & Consumable Fuels                  2.0
Money Market Fund                            1.7
----------------------------------------------------
TOTAL INVESTMENTS                          101.2
NET OTHER ASSETS AND LIABILITIES            (1.2)
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 99.8%
             AUSTRALIA -- 8.5%
     47,368  Bunnings Warehouse Property Trust   $     92,972
    192,684  CFS Retail Property Trust                375,093
    223,136  Commonwealth Property Office Fund        224,964
    440,791  Dexus Property Group                     416,037
     80,208  FKP Property Group                        60,219
    673,582  Goodman Group                            509,326
    169,021  GPT Group                                572,854
    196,196  GPT Group, In Specie (c) (d) (e)               0
    248,594  ING Office Fund                          171,975
     27,856  Macquarie CountryWide Trust               95,606
     44,937  Macquarie Office Trust                   161,460
    311,150  Mirvac Group                             417,154
    217,073  Stockland                                793,920
    210,217  Westfield Group                        1,952,550
    278,207  Westfield Retail Trust                   808,637
                                                 ------------
                                                    6,652,767
                                                 ------------

             AUSTRIA -- 0.3%
      8,003  CA Immobilien Anlagen AG (d)             145,302
      7,387  Conwert Immobilien Invest AG             125,013
                                                 ------------
                                                      270,315
                                                 ------------

             BELGIUM -- 0.5%
      1,529  Befimmo S.C.A                            135,942
      1,245  Cofinimmo S.A.                           177,512
        632  Intervest Offices N.V.                    20,392
        146  Leasinvest Real Estate S.C.A              14,619
        856  Warehouses de Pauw S.C.A                  47,680
        194  Wereldhave Belgium S.C.A                  19,384
                                                 ------------
                                                      415,529
                                                 ------------

             BERMUDA -- 2.0%
    158,922  Hongkong Land Holdings Ltd.            1,131,525
     63,005  Hopson Development Holdings Ltd.          56,595
     65,247  Kerry Properties Ltd.                    314,425
      9,334  Orient-Express Hotels Ltd., Class
              Class A (d)                             100,340
                                                 ------------
                                                    1,602,885
                                                 ------------

             CANADA -- 4.8%
      4,231  Allied Properties Real Estate
              Investment Trust                        104,585
      6,902  Artis Real Estate Investment
              Trust                                   100,548
      4,358  Boardwalk Real Estate Investment
              Trust                                   218,205
     34,199  Brookfield Properties Corp.              660,612
      9,362  Balloway Real Estate Investment
              Trust                                   244,716
      7,013  Canadian Apartment Properties
              Real Estate Investment Trust            140,631


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             CANADA (Continued)
      6,094  Canadian Real Estate Investment
              Trust                              $    209,779
     13,000  Chartwell Seniors Housing Real
              Estate Investment Trust                 113,225
      5,718  Cominar Real Estate Investment
              Trust                                   130,552
      3,225  Crombie Real Estate Investment
              Trust                                    44,139
      4,613  Dundee Real Estate Investment
              Trust                                   155,449
      7,289  Extendicare Real Estate
              Investment Trust                         78,751
      5,933  First Capital Realty, Inc.               101,380
     14,260  H&R Real Estate Investment Trust         319,961
      4,409  Homburg Canada Real Estate
              Investment Trust                         58,058
      8,502  InnVest Real Estate Investment
              Trust                                    59,768
      4,073  Killam Properties, Inc.                   45,525
      3,883  Morguard Real Estate Investment
              Trust                                    62,284
      2,678  Northern Property Real Estate
              Investment Trust                         84,884
      3,190  NorthWest Healthcare Properties
              Real Estate Investment Trust             39,856
      6,109  Primaris Retail Real Estate
              Investment Trust                        133,335
     23,590  RioCan Real Estate Investment
              Trust                                   634,480
      3,681  Transglobe Apartment Real Estate
              Investment Trust                         43,510
                                                 ------------
                                                    3,784,233
                                                 ------------

             CAYMAN ISLANDS -- 1.6%
    126,103  Agile Property Holdings Ltd.             195,433
    195,696  China Resources Land Ltd.                354,087
    303,893  Country Garden Holdings Co., Ltd.        133,559
    105,534  KWG Property Holding Ltd.                 70,250
    157,369  New World China Land Ltd.                 56,220
    129,181  Shimao Property Holdings Ltd.            159,366
    237,329  Shui On Land Ltd.                        103,999
    188,775  Soho China Ltd.                          168,599
                                                 ------------
                                                    1,241,513
                                                 ------------

             FINLAND -- 0.3%
     16,708  Citycon Oyj                               75,111
     25,231  Sponda Oyj                               146,721
      5,774  Technopolis PLC                           31,986
                                                 ------------
                                                      253,818
                                                 ------------

             FRANCE -- 4.4%
        325  Affine Group                               9,388
      2,502  Fonciere des Regions Group               265,047
      1,711  Gecina S.A.                              239,115


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2011 (UNAUDITED)



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) (Continued)
             FRANCE (Continued)
      1,978  Icade                               $    243,901
      8,638  Klepierre LLC                            356,566
      4,189  Mercialys                                177,594
        509  Societe de la Tour Eiffel                 47,115
      1,185  Societe Immobiliere de Location
              pour l'Industrie et le Commerce         170,040
      8,317  Unibail-Rodamco SE                     1,923,121
                                                 ------------
                                                    3,431,887
                                                 ------------

             GERMANY -- 0.9%
      6,522  Alstria Office AG                         98,362
      1,426  Colonia Real Estate AG (d)                10,691
      4,703  Deutsche Euroshop AG                     186,189
      7,455  Deutsche Wohnen AG                       129,731
      3,123  DIC Asset AG                              39,491
      2,888  GSW Immobilien AG (d)                     99,048
      9,469  IVG Immobilien AG (d)                     74,054
      2,374  Patrizia Immobilien AG (d)                17,833
      5,868  TAG Immobilien AG (d)                     59,431
                                                 ------------
                                                      714,830
                                                 ------------

             GREECE -- 0.0%
      1,667  Eurobank Properties Real Estate
              Investment Co.                           13,779
      1,209  Lamda Development S.A. (d)                 6,908
                                                 ------------
                                                       20,687
                                                 ------------

             GUERNSEY -- 0.3%
     46,493  FCPT Ltd.                                 79,171
     31,369 ING UK Real Estate Income Trust Ltd. 25,802 32,421 invista Foundation Property Trust
              Ltd.                                     20,424
     10,066  IRP Property Investments Ltd.             14,540
     10,421  Standard Life Investment Property
              Income Trust PLC                         11,039
     32,720  UK Commercial Property Trust Ltd.         43,140
                                                 ------------
                                                      194,116
                                                 ------------

             HONG KONG -- 10.0%
    224,209  Champion Real Estate Investment
              Trust                                   125,910
    371,643  China Overseas Land & Investment
              Ltd.                                    796,613
    202,865  Hang Lung Properties Ltd.                831,617
    107,186  Henderson Land Development Co., Ltd.     690,772
     71,625  Hysan Development Co., Ltd.              353,905
    202,088  Link (The) REIT                          689,494
    270,882  New World Development Co., Ltd.          409,367
    240,695  Shenzhen Investment Ltd.                  72,069
    239,423  Sino Land Co., Ltd.                      383,362
    175,449  Sun Hung Kai Properties Ltd.           2,554,502


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             HONG KONG (Continued)
    137,855  Wharf (The) Holdings Ltd.           $    957,511
                                                 ------------
                                                    7,865,122
                                                 ------------

             ISRAEL -- 0.1%
      3,072  Azrieli Group                             82,715
                                                 ------------

             ITALY -- 0.2%
     87,254  Beni Stabili S.p.A                        88,130
     11,268  Immobiliare Grande Distribuzione          27,517
                                                 ------------
                                                      115,647
                                                 ------------

             JAPAN -- 8.9%
      8,216  AEON Mall Co., Ltd.                      198,192
         65  Japan Prime Realty Investment Corp.      171,977
         45  Japan Real Estate Investment Corp.       442,146
        154  Japan Retail Fund Investment Corp.       236,820
         21  Kenedix Realty Investment Corp.,
              Class A                                  80,865
     94,930  Mitsubishi Estate Co., Ltd.            1,657,929
     80,081  Mitsui Fudosan Co., Ltd.               1,370,742
         11  MORI TRUST Sogo Reit, Inc.               107,670
         13  Nippon Accommodations Fund, Inc.          97,534
         52  Nippon Building Fund, Inc.               507,695
      6,900  Nomura Real Estate Holdings, Inc.        114,422
         28  Nomura Real Estate Office Fund, Inc.     185,032
        120  NTT Urban Development Corp.              102,553
         23  ORIX JREIT, Inc., Class A                126,849
         13  Premier Investment Co.                    55,953
     43,744  Sumitomo Realty & Development Co.,
              Ltd.                                    972,089
     29,375  Tokyo Tatemono Co., Ltd.                 106,546
     36,297  Tokyu Land Corp.                         153,295
         12  TOKYU REIT, Inc.                          80,194
         14  Top REIT, Inc., Class A                   76,865
        132  United Urban Investment Corp.,
              Class A                                 151,668
                                                 ------------
                                                    6,997,036
                                                 ------------

             LUXEMBOURG -- 0.1%
      8,198  Gagfah S.A.                               59,644
                                                 ------------

             NETHERLANDS -- 1.5%
      8,290  Corio N.V.                               549,397
      3,714  Eurocommercial Properties N.V.           184,736
      3,943  Nieuwe Steen Investments Funds N.V.       80,080
      1,725  VastNed Offices/Industrial N.V.           30,481
      1,685  Vastned Retail N.V.                      120,783
      1,938  Wereldhave N.V.                          197,262
                                                 ------------
                                                    1,162,739
                                                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) (Continued)
             NEW ZEALAND -- 0.1%
     88,593  Kiwi Income Property Trust          $     76,335
                                                 ------------

             NORWAY -- 0.1%
     45,418  Norwegian Property ASA                    95,127
                                                 ------------

             SINGAPORE -- 4.5%
     72,000  Allgreen Properties Ltd.                  93,788
    189,400  Ascendas Real Estate Investment
              Trust                                   314,562
    192,890  CapitaCommercial Trust                   227,705
    288,530  Capitaland Ltd.                          683,564
    215,883  CapitaMall Trust                         328,667
    142,000  CapitaMalls Asia Ltd.                    169,942
     65,000  CDL Hospitality Trusts                   109,012
     62,000  City Developments Ltd.                   524,953
    167,000  Global Logistic Properties Ltd. (d)      280,078
     66,521  Keppel Land Ltd.                         196,048
    100,000  Mapletree Industrial Trust                95,254
    165,453  Mapletree Logistics Trust                123,925
    201,197  Suntec Real Estate Investment Trust      245,702
     54,087  Wing Tai Holdings Ltd.                    64,730
     53,000  Yanlord Land Group Ltd.                   51,779
                                                 ------------
                                                    3,509,709
                                                 ------------

             SPAIN -- 0.0%
    308,538  Inmobiliaria Colonial S.A. (d)            25,503
                                                 ------------

             SWEDEN -- 1.2%
     15,668  Castellum AB                             234,827
     15,066  Fabege AB                                151,370
     13,868  Hufvudstaden AB                          166,192
     11,378  Klovern AB                                56,843
     12,434  Kungsleden AB                            118,439
     10,914  Wallenstam AB, Class B                   116,038
      6,819  Wihlborgs Fastigheter AB                  98,643
                                                 ------------
                                                      942,352
                                                 ------------

             SWITZERLAND -- 1.2%
        622  Allreal Holding AG (d)                   102,465
        467  Mobimo Holding AG (d)                    120,923
      4,215  PSP Swiss Property AG (d)                400,318
      3,714  Swiss Prime Site AG (d)                  318,722
      4,080  Zueblin Immobilien Holding AG (d)         17,761
                                                 ------------
                                                      960,189
                                                 ------------

             UNITED KINGDOM -- 5.8%
      2,186  A.J. Mucklow Group PLC                    11,227
     11,897  Big Yellow Group PLC                      58,753
     80,594  British Land Co. PLC                     787,741
     62,300  Capital & Counties Properties PLC        196,978
     58,689  Capital Shopping Centres Group PLC       376,302
      2,077  CLS Holdings PLC (d)                      21,668
        445  Daejan Holdings PLC                       19,748


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             UNITED KINGDOM (Continued)
      9,161  Derwent London PLC                  $    268,477
     11,145  Development Securities PLC                40,425
     28,349  Grainger PLC                              59,103
     28,481  Great Portland Estates PLC               199,299
     64,454  Hammerson PLC                            497,988
     58,192  Hansteen Holdings PLC                     81,674
     10,761  Helical Bar PLC                           43,868
     70,926  Land Securities Group PLC                970,427
     49,717  London & Stamford Property PLC           104,051
     14,682  Minerva PLC (d)                           28,512
      6,210  Primary Health Properties PLC             31,993
     47,139  Quintain Estates & Development
              PLC (d)                                  45,394
     17,042  Safestore Holdings PLC                    37,745
     66,883  Segro PLC                                335,236
     22,770  Shaftesbury PLC                          192,957
     13,688  St. Modwen Properties PLC                 40,642
     14,500  UNITE Group PLC (d)                       50,640
    104,535  Workspace Group PLC                       50,752
                                                 ------------
                                                    4,551,600
                                                 ------------

             UNITED STATES -- 42.5%
      3,654  Acadia Realty Trust                       74,286
        898  Agree Realty Corp.                        20,052
        185  Alexander's, Inc.                         73,445
      5,626  Alexandria Real Estate Equities,
              Inc.                                    435,565
      3,578  American Assets Trust, Inc.               80,326
      6,208  American Campus Communities, Inc.        220,508
     10,886  Apartment Investment & Management
              Co., Class A                            277,920
      5,553  Ashford Hospitality Trust                 69,135
      3,768  Associated Estates Realty Corp.           61,230
      7,954  AvalonBay Communities, Inc.            1,021,294
     11,917  BioMed Realty Trust, Inc.                229,283
     13,263  Boston Properties, Inc.                1,408,000
     12,248  Brandywine Realty Trust                  141,954
      6,798  BRE Properties, Inc.                     339,084
      6,356  Camden Property Trust                    404,369
      2,795  Campus Crest Communities, Inc.            36,167
      6,186  CapLease, Inc.                            30,373
     13,515  CBL & Associates Properties, Inc.        245,027
      6,168  Cedar Shopping Centers, Inc.              31,765
      2,929  Chesapeake Lodging Trust                  49,969
      4,619  Cogdell Spencer, Inc.                     27,668
      7,372  Colonial Properties Trust                150,389
      6,567  CommonWealth REIT                        169,691
      6,532  Corporate Office Properties Trust        203,211
      9,440  Cousins Properties, Inc.                  80,618
     22,349  DCT Industrial Trust, Inc.               116,885
     25,198  Developers Diversified Realty Corp.      355,292


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (Continued)
             UNITED STATES (Continued)
     15,211  DiamondRock Hospitality Co.         $    163,214
      8,669  Digital Realty Trust, Inc.               535,571
      8,500  Douglas Emmett, Inc.                     169,065
     22,902  Duke Realty Corp.                        320,857
      5,542  DuPont Fabros Technology, Inc.           139,658
      2,443  EastGroup Properties, Inc.               103,852
      6,574  Education Realty Trust, Inc.              56,339
      4,235  Entertainment Properties Trust           197,775
      3,547  Equity Lifestyle Properties, Inc.        221,475
      5,222  Equity One, Inc.                          97,338
     26,779  Equity Residential                     1,606,740
      2,968  Essex Property Trust, Inc.               401,541
      8,544  Extra Space Storage, Inc.                182,244
      5,669  Federal Realty Investment Trust          482,885
     11,339  FelCor Lodging Trust, Inc. (d)            60,437
      7,887  First Industrial Realty Trust,
              Inc. (d)                                 90,306
      4,549  First Potomac Realty Trust                69,645
     13,285  Forest City Enterprises, Inc.,
              Class A (d)                             248,031
      7,418  Franklin Street Properties Corp.          95,766
     43,619  General Growth Properties, Inc.          728,001
      2,281  Getty Realty Corp.                        57,550
      9,098  Glimcher Realty Trust                     86,431
      2,764  Government Properties Income Trust        74,683
     36,985  HCP, Inc.                              1,356,980
     16,101  Health Care REIT, Inc.                   844,175
      6,626  Healthcare Realty Trust, Inc.            136,694
     15,406  Hersha Hospitality Trust                  85,811
      6,521  Highwoods Properties, Inc.               216,041
      3,559  Home Properties, Inc.                    216,672
     11,239  Hospitality Properties Trust             272,546
     61,981  Host Hotels & Resorts, Inc.            1,050,578
      8,083  Inland Real Estate Corp.                  71,373
      7,234  Investors Real Estate Trust               62,646
      5,325  Kilroy Realty Corp.                      210,284
     36,968  Kimco Realty Corp.                       689,084
      5,735  Kite Realty Group Trust                   28,560
      7,751  LaSalle Hotel Properties                 204,161
     14,331  Lexington Realty Trust                   130,842
     10,403  Liberty Property Trust                   338,930
      2,763  LTC Properties, Inc.                      76,867
     11,848  Macerich (The) Co.                       633,868
      7,909  Mack-Cali Realty Corp.                   260,522
     10,131  Medical Properties Trust, Inc.           116,507
      3,343  Mid-America Apartment
              Communities, Inc.                       225,552
      2,529  National Health Investors, Inc.          112,363
      7,744  National Retail Properties, Inc.         189,805
     11,500  Nationwide Health Properties, Inc.       476,215
      9,256  OMEGA Healthcare Investors, Inc.         194,469
      1,997  Parkway Properties, Inc.                  34,069


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             UNITED STATES (Continued)
      4,636  Pebblebrook Hotel Trust             $     93,601
      5,038  Pennsylvania Real Estate
              Investment Trust                         79,097
     15,728  Piedmont Office Realty Trust, Inc.,
              Class A                                 320,694
      4,540  Post Properties, Inc.                    185,050
     38,451  ProLogis, Inc.                         1,378,084
      1,686  PS Business Parks, Inc.                   92,899
     11,626  Public Storage                         1,325,480
      3,509  Ramco-Gershenson Properties Trust         43,441
     11,553  Realty Income Corp.                      386,910
      8,189  Regency Centers Corp.                    360,070
      3,808  Retail Opportunity Investments Corp.      40,974
      1,277  Saul Centers, Inc.                        50,276
     12,922  Senior Housing Properties Trust          302,504
     26,680  Simon Property Group, Inc.             3,101,016
      7,551  SL Green Realty Corp.                    625,751
      2,504  Sovran Self Storage, Inc.                102,664
     15,923  Strategic Hotels & Resorts, Inc. (d)     112,735
      1,897  Sun Communities, Inc.                     70,777
     10,750  Sunstone Hotel Investors, Inc. (d)        99,653
      7,335  Tanger Factory Outlet Centers, Inc.      196,358
      3,811  Taubman Centers, Inc.                    225,611
     17,287  UDR, Inc.                                424,396
      1,153  Universal Health Realty Income
              Trust                                    46,097
      1,896  Urstadt Biddle Properties, Inc.,
              Class A                                  34,337
      9,058  U-Store-It Trust                          95,290
     14,841  Ventas, Inc.                             782,269
     16,783  Vornado Realty Trust                   1,563,840
      6,003  Washington Real Estate Investment
              Trust                                   195,218
     10,895  Weingarten Realty Investors              274,118
      2,243  Winthrop Realty Trust, Inc.               26,781
                                                 ------------
                                                   33,414,515
                                                 ------------
             TOTAL COMMON STOCKS -- 99.8%          78,440,813
              (Cost $66,590,588)

             RIGHTS -- 0.0%
             GUERNSEY -- 0.0%
      3,576  Standard Life Investment Property
              Income Trust PLC, expiring
              07/14/11 @ $0 (c) (d)                         0
              (Cost $0)

             MONEY MARKET FUND -- 0.7%
    543,999  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (f)                               543,999
              (Cost $543,999)                    ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2011 (UNAUDITED)


             DESCRIPTION                             VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.5%         $ 78,984,812
              (Cost $67,134,587) (g)
             NET OTHER ASSETS AND
              LIABILITIES -- (0.5)%                  (362,540)
                                                 ------------
             NET ASSETS -- 100.0%                $ 78,622,272
                                                 ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.

(d)   Non-income producing security.

(e) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(f)   Represents annualized 7-day yield at June 30, 2011.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,350,618 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $500,393.

REIT  - Real Estate Investment Trust


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*        $78,440,813      $--            $--
Money Market Fund         543,999       --             --
                    ------------------------------------------
Total Investments     $78,984,812      $--            $--
                    ==========================================

* See Portfolio of Investments for country breakout.


                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Real Estate Investment Trusts              72.0%
Real Estate Management &
     Development                           27.6
Money Market Fund                           0.7
Capital Markets                             0.1
Hotels, Restaurants & Leisure               0.1
----------------------------------------------------
TOTAL INVESTMENTS                         100.5
NET OTHER ASSETS AND LIABILITIES           (0.5)
                                         ------
TOTAL                                     100.0%
                                         ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 99.7%
             AUSTRALIA -- 17.4%
    269,073  Adelaide Brighton Ltd.              $    891,754
     41,155  Australia & New Zealand Banking
              Group Ltd.                              971,095
     83,614  Billabong International Ltd.             538,976
     20,630  Commonwealth Bank of Australia         1,157,224
  1,370,205  Commonwealth Property Office Fund      1,381,433
    263,260  David Jones Ltd.                       1,146,376
    349,233  MAp Group                              1,251,060
    255,847  Metcash Ltd.                           1,138,793
     46,485  National Australia Bank Ltd.           1,277,345
     25,570  Orica Ltd.                               738,830
    276,309  Stockland                              1,010,569
     73,390  Suncorp Group Ltd.                       640,734
    628,069  Telstra Corp. Ltd.                     1,946,801
     52,149  United Group Ltd.                        776,340
     20,848  Wesfarmers Ltd.                          712,181
     90,479  Westfield Group                          840,392
     50,153  Westpac Banking Corp.                  1,197,398
     18,775  WorleyParsons Ltd.                       568,671
                                                 ------------
                                                   18,185,972
                                                 ------------

             AUSTRIA -- 1.7%
     16,977  OMV AG                                   741,657
     82,717  Telekom Austria AG                     1,055,584
                                                 ------------
                                                    1,797,241
                                                 ------------

             BELGIUM -- 4.0%
     29,998  Belgacom S.A.                          1,069,928
     29,096  Colruyt S.A.                           1,455,686
     21,187  Mobistar S.A.                          1,609,349
                                                 ------------
                                                    4,134,963
                                                 ------------

             BERMUDA -- 3.1%
    223,782  Catlin Group Ltd.                      1,444,184
    113,921  VTech Holdings Ltd.                    1,347,575
    152,334  Yue Yuen Industrial Holdings Ltd.        483,525
                                                 ------------
                                                    3,275,284
                                                 ------------

             CANADA -- 9.1%
     69,221  Bell Aliant, Inc.                      2,061,307
     51,430  Canadian Oil Sands Ltd.                1,484,055
     26,812  Crescent Point Energy Corp.            1,239,059
     22,144  Emera, Inc.                              725,773
     34,656  Manitoba Telecom Services, Inc.        1,173,945
     37,590  Russel Metals, Inc.                      958,020
     16,576  Telus Corp.                              912,630
     20,184  TransCanada Corp.                        886,300
                                                 ------------
                                                    9,441,089
                                                 ------------


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             FINLAND -- 1.3%
     28,629  Fortum Oyj                          $    829,086
     12,409  KCI Konecranes Oyj                       504,220
                                                 ------------
                                                    1,333,306
                                                 ------------

             FRANCE -- 5.4%
     20,077  Bouygues S.A.                            882,616
     52,842  CNP Assurances                         1,152,121
     69,008  France Telecom S.A.                    1,467,563
     10,317  Neopost S.A.                             886,306
     43,907  Vivendi                                1,220,913
                                                 ------------
                                                    5,609,519
                                                 ------------

             GERMANY -- 3.1%
      6,160  BASF SE                                  603,601
    101,125  Deutsche Telekom AG                    1,585,990
     18,632  RWE AG                                 1,033,085
                                                 ------------
                                                    3,222,676
                                                 ------------

             HONG KONG -- 2.4%
     80,851  CLP Holdings Ltd.                        716,383
    111,353  Hongkong Electric Holdings               842,835
    141,583  Television Broadcasts Ltd.               935,190
                                                 ------------
                                                    2,494,408
                                                 ------------

             ITALY -- 2.0%
     50,464  ENI S.p.A                              1,193,578
    671,341  Telecom Italia S.p.A                     934,122
                                                 ------------
                                                    2,127,700
                                                 ------------

             JAPAN -- 1.9%
     25,000  Eisai Co. Ltd.                           973,542
     18,300  Ono Pharmaceutical Co., Ltd.             977,455
                                                 ------------
                                                    1,950,997
                                                 ------------

             JERSEY -- 0.5%
     61,238  United Business Media Ltd.               546,952
                                                 ------------

             NETHERLANDS -- 1.6%
     74,750  Koninklijke (Royal) KPN N.V.           1,087,245
     13,335  Koninklijke Boskalis
              Westminster N.V.                        630,511
                                                 ------------
                                                    1,717,756
                                                 ------------

             NEW ZEALAND -- 3.1%
    126,619  Fletcher Building Ltd.                   904,271
  1,138,954  Telecom Corp. of New Zealand Ltd.      2,316,597
                                                 ------------
                                                    3,220,868
                                                 ------------

             PORTUGAL -- 1.8%
    104,148  CIMPOR Cimentos de Portugal
              SGPS S.A.                               795,783
    297,888  EDP-Energias de Portugal S.A.          1,057,930
                                                 ------------
                                                    1,853,713
                                                 ------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                            VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) (Continued)
             SINGAPORE -- 2.1%
     82,500  Keppel Corp. Ltd.                   $    744,199
    628,000  StarHub Ltd.                           1,426,460
                                                 ------------
                                                    2,170,659
                                                 ------------

             SPAIN -- 4.7%
     93,759  Banco Santander S.A.                   1,082,692
     66,365  Gas Natural SDG S.A.                   1,390,183
    353,497  MAPFRE S.A.                            1,312,324
     45,623  Telefonica S.A.                        1,115,467
                                                 ------------
                                                    4,900,666
                                                 ------------

             SWEDEN -- 2.8%
     35,531  NCC AB, Class B                          808,340
    109,245  Peab AB                                  780,321
     20,872  Svenska Handelsbanken AB                 643,794
     88,929  TeliaSonera AB                           652,360
                                                 ------------
                                                    2,884,815
                                                 ------------

             SWITZERLAND -- 2.0%
      1,926  Swisscom AG                              883,108
      4,704  Zurich Financial Services AG           1,189,498
                                                 ------------
                                                    2,072,606
                                                 ------------

             UNITED KINGDOM -- 11.5%
    148,264  Amlin PLC                                966,344
     29,943  AstraZeneca PLC                        1,493,618
  2,733,320  Cable & Wireless Communications PLC    1,777,555
    128,887  Halfords Group PLC                       767,857
    472,438  Hays PLC                                 780,989
     65,414  Jardine Lloyd Thompson Group PLC         714,959
     98,005  Provident Financial PLC                1,514,739
    584,454  RSA Insurance Group PLC                1,265,393
     37,614  Severn Trent PLC                         888,629
     88,011  Tate & Lyle PLC                          870,123
    102,664  United Utilities PLC                     986,980
                                                 ------------
                                                   12,027,186
                                                 ------------

             UNITED STATES -- 18.2%
     42,548  Altria Group, Inc.                     1,123,693
     24,425  American Electric Power Co., Inc.        920,334
     35,037  AT&T, Inc.                             1,100,512
     52,580  CenterPoint Energy, Inc.               1,017,423
     26,042  CenturyLink, Inc.                      1,052,878
     17,096  Consolidated Edison, Inc.                910,191
     18,278  DTE Energy Co.                           914,266
     26,937  Eli Lilly & Co.                        1,010,946
     29,567  FirstEnergy Corp.                      1,305,383
     18,939  Integrys Energy Group, Inc.              981,798
     11,228  Lorillard, Inc.                        1,222,392
     25,559  MeadWestvaco Corp.                       851,370
     19,108  Microchip Technology, Inc.               724,384


SHARES         DESCRIPTION                           VALUE
-------------------------------------------------------------
             UNITED STATES (CONTINUED)
     54,398  Pepco Holdings, Inc.                $  1,067,833
     21,803  Progress Energy, Inc.                  1,046,762
     62,650  R.R. Donnelley & Sons Co.              1,228,566
     19,462  SCANA Corp.                              766,219
     21,352  Southern Co.                             862,194
     48,046  TECO Energy, Inc.                        907,589
                                                 ------------
                                                   19,014,733
                                                 ------------
             TOTAL COMMON STOCKS --99.7%          103,983,109
              (Cost $98,750,579)

             MONEY MARKET FUND -- 1.6%
  1,720,356  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                             1,720,356
              (Cost $1,720,356)                  ------------

             TOTAL INVESTMENTS -- 101.3%          105,703,465
              (Cost $100,470,935) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (1.3)%                (1,375,567)
                                                 ------------
             NET ASSETS -- 100.0%                $104,327,898
                                                 ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Represents annualized 7-day yield at June 30, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,079,576 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,847,046.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

JUNE 30, 2011 (UNAUDITED)


-----------------------------
Valuation Inputs


A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments            Level 1       Level 2       Level 3
--------------------------------------------------------------
Common Stocks*       $103,983,109      $--            $--
Money Market Fund       1,720,356       --             --
                    ------------------------------------------
Total Investments    $105,703,465      $--            $--
                    ==========================================


* See Portfolio of Investments for country breakout.

                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Diversified Telecommunication
     Services                              21.3%
Electric Utilities                          9.0
Insurance                                   8.3
Multi-Utilities                             6.3
Commercial Banks                            6.1
Oil, Gas & Consumable Fuels                 5.3
Pharmaceuticals                             4.3
Construction & Engineering                  3.7
Food & Staples Retailing                    3.2
Real Estate Investment Trusts               3.1
Wireless Telecommunication Services         2.9
Media                                       2.6
Construction Materials                      2.5
Tobacco                                     2.2
Water Utilities                             1.8
Money Market Fund                           1.6
Consumer Finance                            1.5
Gas Utilities                               1.3
Communications Equipment                    1.3
Chemicals                                   1.3
Transportation Infrastructure               1.2
Commercial Services & Supplies              1.2
Multiline Retail                            1.1
Textiles, Apparel & Luxury Goods            1.0
Trading Companies & Distributors            0.9
Office Electronics                          0.8
Food Products                               0.8
Paper & Forest Products                     0.8
Professional Services                       0.8
Specialty Retail                            0.7
Industrial Conglomerates                    0.7
Semiconductors & Semiconductor
     Equipment                              0.7
Energy Equipment & Services                 0.5
Machinery                                   0.5
----------------------------------------------------
TOTAL INVESTMENTS                         101.3
NET OTHER ASSETS AND LIABILITIES           (1.3)
                                         ------
TOTAL                                     100.0%
                                         ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 99.0%
             AUSTRALIA -- 4.1%
     32,775  AGL Energy Ltd.                     $    514,988
  5,032,326  Infigen Energy                         1,889,092
                                                 ------------
                                                    2,404,080
                                                 ------------

             BELGIUM -- 4.0%
  4,072,738  Hansen Transmissions
              International (c)                     2,353,164
                                                 ------------

             BERMUDA -- 4.4%
 29,652,380  China WindPower Group Ltd. (c)         2,591,159
                                                 ------------

             BRAZIL -- 1.2%
     49,054  Centrais Eletricas Brasileiras
              S.A., ADR                               662,229
                                                 ------------

             CANADA -- 0.9%
     22,073  Brookfield Renewable Power Fund          526,621
                                                 ------------

             CAYMAN ISLANDS -- 0.9%
    301,909  China High Speed Transmission
              Equipment Group Co., Ltd.               333,657
  1,260,244  China Titans Energy Technology
              Group Co., Ltd. (c)                     194,340
                                                 ------------
                                                      527,997
                                                 ------------

             CHINA -- 6.8%
  3,533,199  China Longyuan Power Group
              Corp., Class H                        3,418,917
    664,329  China Suntien Green Energy
              Corp., Class H                          174,156
    316,898  Harbin Power Equipment Co., Ltd.         361,625
                                                 ------------
                                                    3,954,698
                                                 ------------

             DENMARK -- 7.1%
    142,211  Greentech Energy Systems A/S (c)         505,981
    155,422  Vestas Wind Systems A/S (c)            3,611,021
                                                 ------------
                                                    4,117,002
                                                 ------------

             FRANCE -- 2.0%
     11,092  Alstom S.A.                              683,941
    265,272  Theolia S.A. (c)                         500,092
                                                 ------------
                                                    1,184,033
                                                 ------------

             GERMANY -- 15.7%
     54,475  Conergy AG (c)                            87,687
     29,962  E. ON AG                                 850,961
    294,607  Nordex AG (c)                          2,653,078
    157,114  PNE Wind AG                              510,818
     18,268  Repower Systems AG                     3,365,743
     14,997  RWE AG                                   831,536
      6,421  Siemens AG, ADR                          883,080
                                                 ------------
                                                    9,182,903
                                                 ------------


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             GREECE -- 0.6%
     83,199  Terna Energy S.A.                   $    314,901
                                                 ------------

             ITALY -- 1.1%
    238,831  Enel Green Power S.p.A                   658,744
                                                 ------------

             JAPAN -- 2.3%
        385  Japan Wind Development Co., Ltd. (c)     475,362
     50,300  Mitsui & Co., Ltd.                       864,731
                                                 ------------
                                                    1,340,093
                                                 ------------

             PORTUGAL -- 1.1%
    182,745  EDP-Energias de Portugal S.A.            649,007
                                                 ------------

             SOUTH KOREA -- 0.3%
     44,137  Dongkuk Structure &
              Construction Co., Ltd.                  193,266
                                                 ------------

             SPAIN -- 26.1%
      4,768  Acciona S.A.                             506,061
    666,807  EDP Renovaveis S.A. (c)                4,398,772
     25,370  Endesa S.A.                              844,710
  1,053,944  Fersa Energias Renovables S.A.         1,803,495
    395,225  Gamesa Corp. Tecnologica S.A. (c)      3,192,383
    509,800  Iberdrola S.A. (c)                     4,537,026
                                                 ------------
                                                   15,282,447
                                                 ------------

             SWEDEN -- 3.4%
    167,550  Arise Windpower AB (c)                 1,295,326
     24,106  SKF AB                                   697,432
                                                 ------------
                                                    1,992,758
                                                 ------------

             SWITZERLAND -- 0.8%
      7,243  BKW FMB Energie AG                       446,253
                                                 ------------

             UNITED KINGDOM -- 2.9%
     19,066  BP PLC, ADR                              844,433
     11,937  Royal Dutch Shell PLC, Class A, ADR      849,079
                                                 ------------
                                                    1,693,512
                                                 ------------

             UNITED STATES -- 13.3%
     53,375  AES (The) Corp. (c)                      679,998
      7,981  Allegheny Technologies, Inc.             506,554
     12,441  Alliant Energy Corp.                     505,851
     24,160  American Superconductor Corp. (c)        218,406
      5,475  Ameron International Corp.               359,598
    321,476  Broadwind Energy, Inc. (c)               466,140
    113,777  Capstone Turbine Corp. (c)               174,079
     35,944  Duke Energy Corp.                        676,826
     15,453  Federal-Mogul Corp. (c)                  352,792
     44,833  General Electric Co.                     845,550
      9,716  Kaydon Corp.                             362,601
     11,840  NextEra Energy, Inc.                     680,326


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) (Continued)
             UNITED STATES (Continued)
     20,714  NRG Energy, Inc. (c)                $    509,150
     15,849  Otter Tail Corp.                         334,414
     16,109  Trinity Industries, Inc.                 561,882
     10,582  Woodward Governor Co.                    368,889
     18,515  Zoltek Cos., Inc. (c)                    194,963
                                                 ------------
                                                    7,798,019
                                                 ------------
             TOTAL COMMON STOCKS -- 99.0%          57,872,886
              (Cost $77,031,090)

             RIGHTS -- 0.0%
             GERMANY -- 0.0%
     54,475  Conergy AG, expiring 07/12/11             17,869
              (Cost $124,443) (c) (d)

             WARRANTS -- 0.0%
             UNITED STATES -- 0.0%
        959  GreenHunter Energy, Inc.
              expiring 09/15/11 @ $0 (c) (d)                0
              (Cost $0)

             MONEY MARKET FUND -- 2.7%
  1,605,285  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (e)                             1,605,285
              (Cost $1,605,285)                  ------------

             TOTAL INVESTMENTS -- 101.7%           59,496,040
              (Cost $78,760,818) (f)
             NET OTHER ASSETS AND
              LIABILITIES -- (1.7)%                (1,005,921)
                                                 ------------
             NET ASSETS -- 100.0%                $ 58,490,119
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.

(e)   Represents annualized 7-day yield at June 30, 2011.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,982,360 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,247,138.

ADR   - American Depositary Receipt



-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $57,872,886    $    --          $--
Rights*                        --     17,869           --
Money Market Fund       1,605,285         --           --
                    ------------------------------------------
Total Investments     $59,478,171    $17,869          $--
                    ==========================================

* See Portfolio of Investments for country breakout.

                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Independent Power Producers &               30.6%
     Energy Traders
Electrical Equipment                        26.7
Electric Utilities                          18.2
Machinery                                    6.8
Oil, Gas & Consumable Fuels                  6.3
Multi-Utilities                              3.2
Industrial Conglomerates                     3.0
Money Market Fund                            2.7
Trading Companies & Distributors             1.5
Metals & Mining                              0.9
Auto Components                              0.6
Building Products                            0.6
Chemicals                                    0.3
Construction & Engineering                   0.3
----------------------------------------------------
TOTAL INVESTMENTS                          101.7
NET OTHER ASSETS AND LIABILITIES            (1.7)
                                          ------
TOTAL                                      100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (B) -- 100.0%
             AUSTRALIA -- 4.1%
      7,603  Cardno Ltd.                         $     43,871
    177,898  Downer EDI Ltd.                          705,975
     63,154  Leighton Holdings Ltd.                 1,412,288
    115,072  NRW Holdings Ltd.                        344,342
                                                 ------------
                                                    2,506,476
                                                 ------------

             CANADA -- 3.1%
      7,930  Aecon Group, Inc.                         66,436
     22,801  SNC-Lavalin Group, Inc.                1,392,009
     14,855  Stantec, Inc. (c)                        431,272
                                                 ------------
                                                    1,889,717
                                                 ------------

             CAYMAN ISLANDS -- 1.8%
  1,058,073  China State Construction
              International Holdings Ltd.           1,071,439
                                                 ------------

             CHINA -- 3.4%
  1,480,413  China Communications
              Construction Co., Ltd.                1,272,725
  1,696,191  China Railway Group Ltd.                 795,597
                                                 ------------
                                                    2,068,322
                                                 ------------

             EGYPT -- 1.7%
     21,794  Orascom Construction Industries, GDR   1,001,434
                                                 ------------

             FINLAND -- 1.7%
     13,904  Poyry Oyj                                199,009
     33,695  YIT Oyj                                  842,399
                                                 ------------
                                                    1,041,408
                                                 ------------

             FRANCE -- 7.3%
     35,784  Bouygues S.A.                          1,573,120
     16,879  Eiffage S.A.                           1,116,895
     27,016  Vinci S.A.                             1,730,469
                                                 ------------
                                                    4,420,484
                                                 ------------

             GERMANY -- 2.4%
     17,095  Hochtief AG                            1,427,930
                                                 ------------

             ITALY -- 3.4%
     43,890  Ansaldo STS S.p.A                        615,152
     21,523  Astaldi S.p.A                            158,088
    207,718  Impregilo S.p.A (c)                      651,246
    150,777  Marie Tecnimont S.p.A                    276,156
     24,574  Trevi Finanziaria S.p.A                  356,718
                                                 ------------
                                                    2,057,360
                                                 ------------

             JAPAN -- 18.7%
     84,000  Chiyoda Corp.                            963,071
     73,700  COMSYS Holdings Corp.                    735,123
     55,000  JGC Corp.                              1,499,596
    390,000  Kajima Corp.                           1,114,217
     91,000  Kandenko Co., Ltd.                       441,973
     80,000  Kinden Corp.                             682,691
     43,600  Kyowa Exeo Corp.                         440,847


SHARES       DESCRIPTION                            VALUE
-------------------------------------------------------------
             JAPAN (Continued)
     35,000  Maeda Corp.                         $    109,558
     28,000  Maeda Road Construction Co., Ltd.        271,287
    238,000  Obayashi Corp.                         1,034,718
     39,000  Okumura Corp.                            141,941
    302,000  Penta-Ocean Construction Co., Ltd.       724,005
    226,000  Shimizu Corp.                            937,631
     11,500  SHO-BOND Holdings Co., Ltd.              276,697
    382,000  Taisei Corp.                             873,089
     89,000  Toda Corp.                               321,707
     47,000  Toshiba Plant Systems & Services
              Corp.                                   553,456
     57,000  Toyo Engineering Corp.                   225,862
                                                 ------------
                                                   11,347,469
                                                 ------------

             JERSEY -- 0.3%
     27,154  Kentz Corp. Ltd.                         190,108
                                                 ------------

             NETHERLANDS -- 8.0%
     20,324  Arcadis N.V.                             497,210
     37,203  Chicago Bridge & Iron Co. N.V.         1,447,196
     25,688  Imtech N.V.                              908,568
    119,009  Koninklijke BAM Groep N.V.               744,863
     26,295  Koninklijke Boskalis Westminster
              N.V.                                  1,243,291
                                                 ------------
                                                    4,841,128
                                                 ------------

             NORWAY -- 2.3%
     68,850  Aker Solutions ASA                     1,378,238
                                                 ------------

             PANAMA -- 2.5%
     77,153  McDermott International, Inc. (c)      1,528,401
                                                 ------------

             PORTUGAL -- 0.0%
      9,678  Mota-Engil SGPS S.A.                      22,455
                                                 ------------

             SPAIN -- 8.2%
     34,626  ACS Actividades de Construccion
              y Servicios S.A.                      1,632,932
     31,766  Obrascon Huarte Lain S.A.              1,213,832
    126,070  Sacyr Vallehermoso S.A.                1,191,996
     17,603  Tecnicas Reunidas S.A.                   903,150
                                                 ------------
                                                    4,941,910
                                                 ------------

             SWEDEN -- 4.7%
     34,748  NCC AB, Class B                          790,526
     82,305  Peab AB                                  587,893
     80,938  Skanska AB                             1,448,521
                                                 ------------
                                                    2,826,940
                                                 ------------

             SWITZERLAND -- 2.2%
     44,166  Foster Wheeler AG (c)                  1,341,763
                                                 ------------

             UNITED KINGDOM -- 4.4%
     73,444  AMEC PLC                               1,282,474
    172,479  Balfour Beatty PLC                       853,994


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

JUNE 30, 2011 (UNAUDITED)



SHARES       DESCRIPTION                            VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) (Continued)
             UNITED KINGDOM (Continued)
     19,129  Interserve PLC                      $     99,011
     34,575  WS Atkins PLC                            415,075
                                                 ------------
                                                    2,650,554
                                                 ------------

             UNITED STATES -- 19.8%
     34,794  Aecom Technology Corp. (c)               951,268
     27,929  EMCOR Group, Inc. (c)                    818,599
     25,882  Fluor Corp.                            1,673,530
     23,887  Granite Construction, Inc.               585,948
     24,099  Insituform Technologies, Inc.,
              Class A (c)                             505,356
     36,450  Jacobs Engineering Group, Inc. (c)     1,576,462
     42,091  KBR, Inc.                              1,586,410
     71,098  Quanta Services, Inc. (c)              1,436,180
     37,361  Shaw Group (The), Inc. (c)             1,128,676
     26,732  Tutor Perini Corp.                       512,720
     27,619  URS Corp. (c)                          1,235,674
                                                 ------------
                                                   12,010,823
                                                 ------------
             TOTAL INVESTMENTS -- 100.0%           60,564,359
              (Cost $56,389,831) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      15,345
                                                 ------------
             NET ASSETS -- 100.0%                $ 60,579,704
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,261,637 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,087,109.

GDR   - Global Depositary Receipt



-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolios of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $60,564,359    $   --        $   --
                    ==========================================

* See Portfolio of Investments for country breakout.

                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Construction & Engineering                 87.8%
Energy Equipment & Services                 8.4
Professional Services                       1.7
Commercial Services & Supplies              1.1
Transportation Infrastructure               1.0
----------------------------------------------------
TOTAL INVESTMENTS                         100.0
NET OTHER ASSETS AND LIABILITIES            0.0
                                          ------
TOTAL                                     100.0%
                                          ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS(b) -- 100.0%
             CAYMAN ISLANDS -- 1.6%
    892,756  Wasion Group Holdings Ltd.          $    418,746
                                                 ------------

             FRANCE -- 8.0%
     12,627  Schneider Electric S.A.                2,109,444
                                                 ------------

             GERMANY -- 10.0%
     63,133  Elster Group SE, ADR (c)               1,034,119
      3,905  Siemens AG                               536,273
      9,587  SMA Solar Technology AG                1,068,003
                                                 ------------
                                                    2,638,395
                                                 ------------

             IRELAND -- 1.9%
      8,441  Cooper Industries PLC                    503,675
                                                 ------------

             ITALY -- 7.4%
     96,532  Prysmian S.p.A                         1,941,615
                                                 ------------

             JAPAN -- 8.4%
    120,000  NGK Insulators Ltd.                    2,223,961
                                                 ------------

             SPAIN -- 8.6%
     33,886  Red Electrica Corp. S.A.               2,045,455
      5,975  Telvent GIT S.A. (c)                     237,805
                                                 ------------
                                                    2,283,260
                                                 ------------

             SWITZERLAND -- 2.0%
     19,932  ABB Ltd. (c)                             516,821
                                                 ------------

             UNITED KINGDOM -- 1.9%
     52,441  National Grid PLC                        515,514
                                                 ------------

             UNITED STATES -- 49.5%
     22,074  A123 Systems, Inc. (c)                   117,434
      7,633  Advanced Energy Industries, Inc. (c)     112,892
     48,754  American Superconductor Corp. (c)        440,736
     12,062  AZZ, Inc.                                552,440
     24,350  Comverge, Inc. (c)                        72,319
      4,441  Digi International, Inc. (c)              57,733
     40,576  Echelon Corp. (c)                        368,836
     25,380  EnerNOC, Inc. (c)                        399,481
     25,583  ESCO Technologies, Inc.                  941,454
     27,509  General Cable Corp. (c)                1,171,333
     27,576  General Electric Co.                     520,083
      7,977  Hubbell, Inc., Class B                   518,106
     14,763  ITC Holdings Corp.                     1,059,541
     20,847  Itron, Inc. (c)                        1,003,992
     13,918  MasTec, Inc. (c)                         274,463
     19,358  MYR Group, Inc. (c)                      452,977
     32,359  Pike Electric Corp. (c)                  286,054
     99,649  Power-One, Inc. (c)                      807,157
     18,109  PowerSecure International, Inc. (c)      130,747
    107,347  Quanta Services, Inc. (c)              2,168,409
    114,467  Satcon Technology Corp. (c)              273,576
      9,188  Thomas & Betts Corp. (c)                 494,774
      4,629  Valmont Industries, Inc.                 446,189


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             UNITED STATES (Continued)
      7,552  WESCO International, Inc. (c)       $    408,488
                                                 ------------
                                                   13,079,214
                                                 ------------

             VIRGIN ISLANDS (US) -- 0.7%
     15,765  Jinpan International Ltd.                176,253
                                                 ------------
             TOTAL INVESTMENTS -- 100.0%           26,406,898
              (Cost $24,888,975) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                      (7,029)
                                                 ------------
             NET ASSETS -- 100.0%                $ 26,399,869
                                                 ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,899,352 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,381,429.

ADR   - American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolios of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $26,406,898      $ --           $ --
                    ==========================================

* See Portfolio of Investments for country breakout.



                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Electrical Equipment                       33.9%
Electronic Equipment, Instruments
     & Components                          14.0
Machinery                                  13.7
Construction & Engineering                 12.0
Electric Utilities                         11.8
Semiconductors & Semiconductor
     Equipment                              4.5
Industrial Conglomerates                    4.0
Multi-Utilities                             2.0
Commercial Services & Supplies              1.5
Trading Companies & Distributors            1.5
IT Services                                 0.9
Communications Equipment                    0.2
----------------------------------------------------
TOTAL INVESTMENTS                         100.0
NET OTHER ASSETS AND LIABILITIES            0.0
                                          ------
TOTAL                                     100.0%
                                          ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND
PORTFOLIO OF INVESTMENTS (a) (Continued)
JUNE 30, 2011 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 100.1%
             BERMUDA -- 3.9%
  4,710,002  Katanga Mining Ltd. (c)             $  8,155,636
                                                 ------------

             CANADA -- 41.6%
    893,982  Anvil Mining Ltd. (c)                  5,672,839
  1,040,597  Capstone Mining Corp. (c)              3,873,444
    833,134  Copper Mountain Mining Corp. (c)       6,452,912
     69,456  First Quantum Minerals Ltd.           10,126,915
    413,747  HudBay Minerals, Inc.                  6,177,569
    161,007  Imperial Metals Corp. (c)              3,231,993
    124,888  Inmet Mining Corp.                     8,986,705
    515,614  Ivanhoe Mines Ltd. (c)                13,028,683
  1,269,080  Lundin Mining Corp. (c)                9,737,355
  1,223,426  Mercator Minerals Ltd. (c)             3,627,973
    358,564  Northern Dynasty Minerals Ltd. (c)     3,621,496
    415,545  Quadra Mining Ltd. (c)                 6,169,946
  1,238,899  Taseko Mines Ltd. (c)                  6,144,939
                                                 ------------
                                                   86,852,769
                                                 ------------

             PERU -- 0.8%
     46,624  Sociedad Minera Cerro Verde S.A.A.     1,608,528
                                                 ------------

             POLAND -- 5.7%
    165,460  KGHM Polska Miedz S.A. (c)            11,884,068
                                                 ------------

             RUSSIA -- 4.2%
    335,781  MMC Norilsk Nickel, ADR (c)            8,797,462
                                                 ------------

             SOUTH AFRICA -- 4.6%
  5,359,814  Metorex Ltd. (c)                       6,262,021
    175,776  Palabora Mining Co., Ltd.              3,301,421
                                                 ------------
                                                    9,563,442
                                                 ------------

             TURKEY -- 1.5%
  1,364,617  Park Elektrik Madencilik Tekstil
              Sanayi ve Ticaret A.S. (c)            3,237,077
                                                 ------------

             UNITED KINGDOM -- 26.3%
    561,971  Antofagasta PLC                       12,573,027
    434,833  Kazakhmys PLC                          9,630,853
    170,051  Rio Tinto PLC, ADR                    12,298,088
    265,914  Vedanta Resources PLC                  8,936,779
    523,614  Xstrata PLC                           11,525,777
                                                 ------------
                                                   54,964,524
                                                 ------------

             UNITED STATES -- 11.5%
    231,567  Freeport-McMoRan Copper & Gold, Inc.  12,249,894
    359,469  Southern Copper Corp.                 11,815,746
                                                 ------------
                                                   24,065,640
                                                 ------------


             DESCRIPTION                            VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.1%         $209,129,146
              (Cost $216,198,821) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (128,530)
                                                 ------------
             NET ASSETS -- 100.0%                $209,000,616
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,786,856 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,856,531.

ADR   - American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*      $209,129,146      $--            $--
                    ==========================================

* See Portfolio of Investments for country breakout.


                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Metals & Mining                            100.1%
-------------------------------------------------
TOTAL INVESTMENTS                          100.1
NET OTHER ASSET AND LIABILITIES             (0.1)
                                           ------
TOTAL                                      100.0%
                                           ======


See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                            VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 99.8%
             AUSTRALIA -- 3.1%
  1,152,684  Platinum Australia Ltd. (c)         $    482,160
                                                 ------------

             BERMUDA -- 13.3%
    216,980  Aquarius Platinum Ltd.                 1,107,414
  1,761,097  Nkwe Platinum Ltd. (c)                   547,769
    731,091  Sylvania Platinum Ltd. (c)               431,213
                                                 ------------
                                                    2,086,396
                                                 ------------

             CANADA -- 21.4%
    552,817  Anooraq Resources Corp. (c)              397,918
    751,505  Eastern Platinum Ltd. (c)                623,365
    627,484  Noront Resources Ltd. (c)                383,862
    170,249  North American Palladium Ltd. (c)        698,021
    318,279  Platinum Group Metals Ltd. (c)           554,418
    394,335  Platmin Ltd. (c)                         228,967
    283,779  PolyMet Mining Corp. (c)                 465,397
                                                 ------------
                                                    3,351,948
                                                 ------------

             CHINA -- 2.9%
    813,741  Xinjiang Xinxin Mining Industry
              Co., Ltd., Class H                      458,022
                                                 ------------

             HONG KONG -- 4.6%
    970,293  Minmetals Resources Ltd. (c)             715,715
                                                 ------------

             JAPAN -- 3.2%
      8,100  Furuya Metal Co., Ltd.                   509,111
                                                 ------------

             RUSSIA -- 7.6%
     45,607  MMC Norilsk Nickel, ADR (c)            1,194,904
                                                 ------------

             SOUTH AFRICA -- 24.3%
     24,907  African Rainbow Minerals Ltd.            694,337
     12,473  Anglo Platinum Ltd.                    1,158,426
     43,846  Impala Platinum Holdings Ltd.          1,181,387
    111,407  Northam Platinum Ltd.                    699,733
    358,162  Wesizwe Platinum Ltd. (c)                 82,101
                                                 ------------
                                                    3,815,984
                                                 ------------

             UNITED KINGDOM -- 14.5%
     35,729  Johnson Matthey PLC                    1,127,373
     48,895  Lonmin PLC                             1,140,232
                                                 ------------
                                                    2,267,605
                                                 ------------

             UNITED STATES -- 4.9%
     34,952  Stillwater Mining Co. (c)                769,294
                                                 ------------
             TOTAL INVESTMENTS -- 99.8%            15,651,139
              (Cost $18,275,323) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.2%                      34,580
                                                 ------------
             NET ASSETS -- 100.0%                $ 15,685,719
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $184,636 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,808,820.

ADR   - American Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $15,651,139      $--            $--
                    ==========================================

* See Portfolio of Investments for country breakout.


                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Metals & Mining                            89.4%
Chemicals                                   7.2
Semiconductors & Semiconductor Equipment    3.2
------------------------------------------------
TOTAL INVESTMENTS                          99.8
NET OTHER ASSETS AND LIABILITIES            0.2
                                          ------
TOTAL                                     100.0%
                                          ======


See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 99.9%
             BRAZIL -- 24.7%
     27,149  Banco Bradesco S.A., ADR               $ 556,283
     30,773  Banco do Brasil S.A.                     548,557
     49,082  Banco Santander Brasil S.A., ADR         574,750
     73,786  BM&F BOVESPA S.A.                        487,920
     21,445  Bradespar SA, Class Preference           539,337
     33,043  BRF- Brasil Foods S.A.                   558,745
     12,427  Cia Brasileira de Distribuicao
              Grupo PAO de Acucar, Class
              Preference                              572,280
     20,967  Cielo S.A.                               519,926
     16,508  Companhia de Bebidas das
              Americas, ADR                           556,815
     18,408 Companhia de Concessoes Rodoviarias 548,236 27,423 Companhia Energetica de Minas
              Gerais, ADR                             566,011
     41,009  Companhia Siderurgica Nacional
              S.A., ADR                               510,972
     51,837  Cyrela Brazil Realty S.A.
              Empreendimentos e Participacoes         495,568
     50,412  Gerdau S.A., ADR                         530,334
        584  HRT Participacoes em Petroleo
              S.A. (c)                                525,744
     53,580  Hypermarcas S.A.                         504,678
     23,782  Itau Unibanco Holding S.A., ADR          560,066
     21,071  Natura Cosmeticos S.A.                   528,176
     55,291  OGX Petroleo e Gas Participacoes
              S.A. (c)                                515,480
     87,947  PDG Realty S.A. Empreendimentos
              e Participacoes                         495,341
     15,734  Petroleo Brasileiro S.A., ADR            532,753
     31,947  Tele Norte Leste Participacoes
              S.A., ADR                               496,456
     10,697  Tim Participacoes S.A., ADR              526,399
     59,472  Usinas Siderurgicas de Minas
              Gerais S.A.                             522,450
     16,914  Vale S.A., ADR                           540,402
                                                 ------------
                                                   13,313,679
                                                 ------------

             CAYMAN ISLANDS -- 3.2%
      4,322  Baidu, Inc., ADR (c)                     605,642
      5,887  SINA Corp. (c)                           612,836
     19,821  Tencent Holdings Ltd.                    537,954
                                                 ------------
                                                    1,756,432
                                                 ------------

             CHINA -- 21.0%
    997,450  Agricultural Bank of China Ltd.,
              Class H                                 524,252
    126,678  Anhui Conch Cement Co., Ltd.,
              Class H                                 592,554


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------
             CHINA (Continued)
  1,040,675  Bank of China Ltd., Class H            $ 506,850
    549,293  Bank of Communications Co.,
              Ltd., Class H                           525,879
    310,145  Changsha Zoomlion Heavy Industry
              Science And Technology
              Development Co., Ltd., Class H          590,661
    402,714  China Coal Energy Co., Class H           542,355
    595,197  China Construction Bank Corp.,
              Class H                                 493,340
    151,424  China Life Insurance Co., Ltd.,
              Class H                                 517,609
    222,777  China Merchants Bank Co., Ltd.,
              Class H                                 538,212
    560,000  China Minsheng Banking Corp.
              Ltd., Class H                           515,980
    292,000  China National Building Material
              Co., Ltd., Class H                      572,615
    129,114  China Pacific Insurance Group
              Co., Ltd., Class H                      535,092
    539,555  China Petroleum & Chemical
              Corp., Class H                          542,904
    114,695  China Shenhua Energy Co., Ltd.,
              Class H                                 546,819
    879,642  China Telecom Corp., Ltd., Class H       569,721
    293,679  Dongfeng Motor Group Co., Ltd.,
              Class H                                 554,774
    700,002  Industrial & Commercial Bank of
              China, Class H                          531,633
    159,479  Jiangxi Copper Co., Ltd., Class H        529,773
    376,037  PetroChina Co., Ltd., Class H            549,919
     52,179  Ping An Insurance (Group) Co. of
              China Ltd., Class H                     538,775
    135,577  Yanzhou Coal Mining Co., Ltd.,
              Class H                                 515,707
                                                 ------------
                                                   11,335,424
                                                 ------------

             HONG KONG -- 0.9%
    218,435  CNOOC Ltd.                               509,757
                                                 ------------

             INDIA -- 23.0%
     36,211  Axis Bank Ltd., GDR                    1,054,102
     29,177  Dr. Reddy's Laboratories Ltd., ADR     1,001,646
      6,174  HDFC Bank Ltd., ADR                    1,089,032
     21,812  ICICI Bank Ltd., ADR                   1,075,332
     15,918  Infosys Technologies Ltd., ADR         1,038,331
     26,306  Larsen & Toubro Ltd., GDR              1,073,811
     23,752  Reliance Industries Ltd., GDR            955,780
      9,730  State Bank of India, GDR               1,071,273
     68,118  Sterlite Industries (India)
              Ltd., ADR  (c)                        1,025,176


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

JUNE 30, 2011 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) (Continued)
             INDIA (Continued)
     44,809  Tata Motors Ltd., ADR               $  1,008,651
     78,546  Tata Steel Ltd., GDR                   1,028,953
     73,107  Wipro Ltd., ADR                          962,819
                                                 ------------
                                                   12,384,906
                                                 ------------

             MAURITIUS -- 2.1%
     45,378  Makemytrip Ltd. (c)                    1,111,761
                                                 ------------

             SOUTH KOREA -- 25.0%
     14,968  Hana Financial Group, Inc.               522,930
     12,264  Hanwha Chemical Corp.                    578,940
      1,509  Honam Petrochemical Corp.                558,994
     21,200  Hynix Semiconductor, Inc.                497,410
      7,190  Hyundai Engineering &
              Construction Co., Ltd.                  579,833
      1,274  Hyundai Heavy Industries Co., Ltd.       529,217
      1,620  Hyundai Mobis                            606,941
      2,536  Hyundai Motor Co.                        562,949
      4,735  Hyundai Steel Co.                        574,329
     11,081  KB Financial Group, Inc.                 524,133
      8,026  Kia Motors Corp.                         543,511
      1,146  LG Chem Ltd.                             523,812
      7,170  LG Corp.                                 539,269
     17,700  LG Display Co., Ltd.                     489,894
      6,503  LG Electronics, Inc.                     504,940
      1,386  OCI Co., Ltd.                            523,166
      1,300  POSCO                                    564,979
      7,072  Samsung C&T Corp.                        543,159
      6,063  Samsung Electro-Mechanics Co., Ltd.      523,588
        664  Samsung Electronics Co., Ltd.            513,711
     13,070  Samsung Heavy Industries Co., Ltd.       582,712
      3,537  Samsung SDI Co., Ltd.                    541,656
     11,559  Shinhan Financial Group Co., Ltd.        551,073
      2,542  SK Innovation Co., Ltd.                  477,377
      3,956  S-Oil Corp.                              509,484
                                                 ------------
                                                   13,468,007
                                                 ------------
             TOTAL INVESTMENTS -- 99.9%            53,879,966
              (Cost $53,203,491) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                      40,131
                                                 ------------
             NET ASSETS -- 100.0%                $ 53,920,097
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,715,130 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,038,655.

ADR   - American Depositary Receipt
GDR   - Global Depositary Receipt


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $53,879,966      $--            $--
                    ==========================================

* See Portfolio of Investments for country breakout.


See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

JUNE 30, 2011 (UNAUDITED)


                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Commercial Banks                            21.8%
Oil, Gas & Consumable Fuels                 12.5
Metals & Mining                             11.8
Machinery                                    5.0
IT Services                                  4.7
Chemicals                                    4.1
Internet Software & Services                 3.2
Automobiles                                  3.1
Construction & Engineering                   3.1
Electronic Equipment, Instruments
     & Components                            2.9
Insurance                                    2.9
Household Durables                           2.8
Construction Materials                       2.2
Internet & Catalog Retail                    2.1
Diversified Telecommunication Services       2.0
Personal Products                            1.9
Pharmaceuticals                              1.9
Semiconductors & Semiconductor Equipment     1.9
Auto Components                              1.1
Beverages                                    1.0
Electric Utilities                           1.0
Food & Staples Retailing                     1.0
Food Products                                1.0
Industrial Conglomerates                     1.0
Trading Companies & Distributors             1.0
Transportation Infrastructure                1.0
Wireless Telecommunication Services          1.0
Diversified Financial Services               0.9
----------------------------------------------------
TOTAL INVESTMENTS                           99.9
NET OTHER ASSETS AND LIABILITIES             0.1
                                           ------
TOTAL                                      100.0%
                                           ======


See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                            VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 99.7%
             BERMUDA -- 1.1%
     12,388  Marvell Technology Group Ltd. (c)   $    182,909
                                                 ------------

             CANADA -- 4.7%
     47,962  Celestica, Inc. (c)                      420,147
     11,671  Research In Motion Ltd. (c)              336,708
                                                 ------------
                                                      756,855
                                                 ------------

             CAYMAN ISLANDS -- 2.4%
    873,466  Foxconn International Holdings
              Ltd. (c)                                383,882
                                                 ------------

             CHINA -- 2.4%
     61,056  BYD Co., Ltd., Class H (c)               197,329
     51,339  ZTE Corp., Class H                       186,047
                                                 ------------
                                                      383,376
                                                 ------------

             FINLAND -- 2.7%
     68,825  Nokia Corp., ADR                         441,856
                                                 ------------

             FRANCE -- 2.4%
     34,645  Alcatel-Lucent, ADR (c)                  199,902
      4,543  France Telecom S.A.                       96,614
      3,722  Vivendi                                  103,497
                                                 ------------
                                                      400,013
                                                 ------------

             GERMANY -- 0.7%
      6,910  Deutsche Telekom AG                      108,373
                                                 ------------

             GUERNSEY -- 1.2%
      6,234  Amdocs Ltd. (c)                          189,451
                                                 ------------

             HONG KONG -- 1.3%
     11,328  China Mobile Ltd.                        104,812
     46,484  China Unicom (Hong Kong) Ltd.             93,665
                                                 ------------
                                                      198,477
                                                 ------------

             ITALY -- 0.6%
     72,461  Telecom Italia S.p.A                     100,824
                                                 ------------

             JAPAN -- 9.2%
     14,200  Elpida Memory, Inc. (c)                  165,803
         14  KDDI Corp.                               100,342
      4,200  Kyocera Corp.                            425,191
         55  NTT DoCoMo, Inc.                          97,696
      2,600  Softbank Corp.                            97,857
     16,800  Sony Corp.                               441,781
     35,000  Toshiba Corp.                            183,467
                                                 ------------
                                                    1,512,137
                                                 ------------

             NETHERLANDS -- 2.2%
      3,717  Gemalto N.V.                             177,743
     17,327  STMicroelectronics N.V.                  172,647
                                                 ------------
                                                      350,390
                                                 ------------


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             RUSSIA -- 0.6%
      5,184  Mobile TeleSystems, ADR             $     98,600
                                                 ------------

             SINGAPORE -- 3.8%
      5,454  Avago Technologies Ltd.                  207,252
     63,335  Flextronics International Ltd. (c)       406,611
                                                 ------------
                                                      613,863
                                                 ------------

             SOUTH KOREA -- 5.7%
      5,535  KT Corp., ADR                            107,600
      5,101  LG Electronics, Inc.                     396,078
        528  Samsung Electronics Co., Ltd.            408,493
                                                 ------------
                                                      912,171
                                                 ------------

             SPAIN -- 0.6%
      4,233  Telefonica S.A.                          103,495
                                                 ------------

             SWEDEN -- 1.1%
     12,824  Telefonaktiebolaget LM Ericsson,
              Class B                                 184,903
                                                 ------------

             TAIWAN -- 10.5%
    434,552  Compal Communications, Inc.              541,611
      9,838  HTC Corp.                                330,862
    783,301  Inventec Co.                             409,056
    222,787  Wistron Corp.                            395,569
                                                 ------------
                                                    1,677,098
                                                 ------------

             UNITED KINGDOM -- 1.8%
      6,569  ARM Holdings PLC, ADR                    186,757
     38,252  Vodafone Group PLC                       101,482
                                                 ------------
                                                      288,239
                                                 ------------

             UNITED STATES -- 44.7%
      3,817  Agilent Technologies, Inc. (c)           195,087
      4,112  Altera Corp.                             190,591
      3,634  American Tower Corp., Class A (c)        190,167
      4,728  Analog Devices, Inc.                     185,054
      1,291  Apple, Inc. (c)                          433,350
      3,337  AT&T, Inc.                               104,815
     13,321  Atmel Corp. (c)                          187,426
     27,104  Benchmark Electronics, Inc. (c)          447,216
      5,379  Broadcom Corp., Class A (c)              180,949
      5,915  CEVA, Inc. (c)                           180,171
      8,990  Ciena Corp. (c)                          165,236
      4,563  Crown Castle International Corp. (c)     186,125
     19,574  CTS Corp.                                189,281
        351  Google, Inc., Class A (c)                177,739
     26,410  LSI Corp. (c)                            188,039
      7,160  Maxim Integrated Products, Inc.          183,010
     21,439  Micron Technology, Inc. (c)              160,364
     17,851  Motorola Mobility Holdings, Inc. (c)     393,436
      3,992  Motorola Solutions, Inc. (c)             183,792


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND

JUNE 30, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) (Continued)
             UNITED STATES (Continued)
      7,411  National Semiconductor Corp.        $    182,385
      5,597  OmniVision Technologies, Inc. (c)        194,831
     17,489  ON Semiconductor Corp. (c)               183,110
      3,236  Qualcomm, Inc.                           183,772
     30,939  RF Micro Devices, Inc. (c)               189,347
     43,180  Sanmina-SCI Corp. (c)                    446,049
      4,915  SBA Communications Corp.,
              Class A (c)                             187,704
      7,465  Skyworks Solutions, Inc. (c)             171,546
     18,959  Sprint Nextel Corp. (c)                  102,189
      6,812  Synaptics, Inc. (c)                      175,341
     22,278  Tekelec (c)                              203,398
     44,555  Tellabs, Inc.                            205,399
      5,578  Texas Instruments, Inc.                  183,126
     15,326  TriQuint Semiconductor, Inc. (c)         156,172
      2,820  Verizon Communications, Inc.             104,989
      5,463  Xilinx, Inc.                             199,236
                                                 ------------
                                                    7,190,442
                                                 ------------
                                                   16,077,354
             TOTAL INVESTMENTS -- 99.7%
              (Cost $17,416,000) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.3%                      55,718
                                                 ------------
             NET ASSETS -- 100.0%                $ 16,133,072
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $589,849 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,928,495.

ADR   - American Depositary Receipt



-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $16,077,354      $--            $--
                    ==========================================

* See Portfolio of Investments for country breakout.


                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------

Semiconductors & Semiconductor
     Equipment                              26.3%
Communications Equipment                    22.0
Electronic Equipment, Instruments
     & Components                           16.9
Computers & Peripherals                     11.0
Wireless Telecommunication
     Services                                7.9
Household Durables                           5.2
Diversified Telecommunication
     Services                                5.1
Automobiles                                  1.2
IT Services                                  1.2
Life Sciences Tools & Services               1.2
Internet Software & Services                 1.1
Media                                        0.6
-------------------------------------------------
TOTAL INVESTMENTS                           99.7
NET OTHER ASSETS AND LIABILITIES             0.3
                                           ------
TOTAL                                      100.0%
                                           ======


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)


SHARES       DESCRIPTION                            VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) -- 99.7%
             BERMUDA -- 1.4%
     36,852  Brilliance China Automotive
              Holdings Ltd. (c)                  $     41,580
                                                 ------------

             CAYMAN ISLANDS -- 0.7%
     55,000  Geely Automobile Holdings Ltd.            21,486
                                                 ------------

             CHINA -- 1.7%
     12,000  Avichina Industry & Technology Co.,
              Ltd., Class H                             7,155
     11,936  Dongfeng Motor Group Co., Ltd.,
              Class H                                  22,548
      6,106  Great Wall Motor Co., Ltd., Class H       10,044
     13,650  Guangzhou Automobile Group Co.,
              Ltd., Class H                            16,664
                                                 ------------
                                                       56,411
                                                 ------------

             FRANCE -- 7.8%
      2,533  Peugeot SA                               113,393
      2,114  Renault SA                               125,339
                                                 ------------
                                                      238,732
                                                 ------------

             GERMANY -- 19.8%
      1,356  Bayerische Motoren Werke AG              135,309
      3,394  Daimler AG                               255,443
      1,725  Porsche Automobil Holding Se             136,833
        426  Volkswagen AG                             78,271
                                                 ------------
                                                      605,856
                                                 ------------

             ITALY -- 4.3%
     11,285  Fiat S.p.A                               123,883
      2,146  Piaggio & C S.p.A                          8,988
                                                 ------------
                                                      132,871
                                                 ------------

             JAPAN -- 33.4%
      2,000  Daihatsu Motor Co., Ltd.                  33,886
      8,000  Fuji Heavy Industries Ltd.                61,810
      6,300  Honda Motor Co., Ltd.                    241,420
     19,000  Mazda Motor Corp. (c)                     49,798
     60,000  Mitsubishi Motors Corp. (c)               73,039
     12,000  Nissan Motor Co., Ltd.                   125,508
      1,000  Nissan Shatai Co., Ltd.                    7,701
      5,400  Suzuki Motor Corp.                       121,073
        300  Toyota Auto Body Co., Ltd.                 4,912
      5,700  Toyota Motor Corp.                       233,650
      3,800  Yamaha Motor Co., Ltd. (c)                69,481
                                                 ------------
                                                    1,022,278
                                                 ------------

             MALAYSIA -- 1.0%
     12,600  Umw Holdings BHD                          30,128
                                                 ------------

             SOUTH KOREA -- 11.7%
      1,024  Hyundai Motor Co.                        227,311
      1,708  Kia Motors Corp.                         115,664


SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------
             COMMON STOCKS (b) (Continued)
             SOUTH KOREA (Continued)
      1,760  Ssangyong Motor Co. (c)             $     13,897
                                                 ------------
                                                      356,872
                                                 ------------

             TAIWAN -- 2.0%
      9,985  China Motor Corp.                         10,272
     12,202  Sanyang Industry Co., Ltd.                 7,413
     17,022  Yulon Motor Co., Ltd.                     41,779
        476  Yulon Nissan Motor Co., Ltd. (c)           2,270
                                                 ------------
                                                       61,734
                                                 ------------

             UNITED STATES -- 15.9%
     16,061  Ford Motor Co. (c)                       221,481
      3,767  General Motors Co. (c)                   114,366
      3,224  Harley-Davidson, Inc.                    132,087
        690  Tesla Motors, Inc. (c)                    20,100
                                                 ------------
                                                      488,034
                                                 ------------

             TOTAL INVESTMENTS -- 99.7%             3,055,982
              (Cost $2,952,149) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.3%                       8,443
                                                 ------------
             NET ASSETS -- 100.0%                $  3,064,425
                                                 ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are categorized based upon their country of incorporation.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $134,845 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,012.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*        $3,055,982      $--            $--
                    ==========================================

* See Portfolio of Investments for country breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND

JUNE 30, 2011 (UNAUDITED)


                                            % OF
INDUSTRY                                 NET ASSETS
----------------------------------------------------
Automobiles                                 98.3%
Auto Components                              1.4
-------------------------------------------------
TOTAL INVESTMENTS                           99.7
NET OTHER ASSETS AND LIABILITIES             0.3
                                           ------
TOTAL                                      100.0%
                                           ======

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eleven exchange-traded funds (each a "Fund" and collectively, the "Funds"):

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc. ticker "FDD")
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - (NYSE Arca, Inc. ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca, Inc. ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca, Inc. ticker "FAN")
      First Trust ISE Global Engineering and Construction Index Fund - (NYSE Arca, Inc. ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund - (NASDAQ ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")

Subsequent to June 30, 2011, the date of this quarterly report, the First Trust ISE Cloud Computing Index Fund, an additional series of the Trust, began trading under the ticker symbol "SKYY" on The NASDAQ(R) Stock Market, Inc. ("NASDAQ").

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      o Portfolio securities listed on any exchange other than the NASDAQ or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined.

      o Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

      o Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day.

      o Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

      o Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED FUND II
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (Continued)
JUNE 30, 2011 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the Fund might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase shares of a Fund, the value of the Fund's securities may change on days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
          o   Quoted prices for similar securities in active markets.
          o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of June 30, 2011 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2011 (UNAUDITED)

                             ADDITIONAL INFORMATION

"STOXX" and "STOXX(R) Europe Select Dividend 30 Index" are trademarks of STOXX(R) Limited and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust STOXX(R) European Select Dividend Index Fund. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX and STOXX makes no representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

The Dow Jones Global Select Dividend Index(SM) is a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"), and has been licensed for use. "Dow Jones(R)", "Dow Jones Global Select Dividend Index(SM)", and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"), and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates and none of them makes any representation regarding the advisability of investing in such products.

International Securities Exchange, LLC(R), ISE, the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and Construction(TM) Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index, the ISE BICK(TM) Index and the ISE Cloud Computing(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations". The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), NASDAQ OMX(R), Consumer Electronics Association, and NASDAQ OMX CEA Smartphone Index(SM) are trademarks of NASDAQ OMX and Consumer Electronics Association, (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Corporations as to its legality or suitability. The Product is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2011 (UNAUDITED)

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (NASDAQ OMX collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust. FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                First Trust Exchange-Traded Fund II
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  August 22, 2011
     -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date  August 22, 2011
     -------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  August 22, 2011
     -------------------------------

* Print the name and title of each signing officer under his or her signature.